SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details) (Parenthetical) - shares	Oct. 16, 2023	Apr. 16, 2023	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants outstanding			1,551,005	1,098,786
Forecast [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	643,299	40,606